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SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number	811-21308

Alger China-U.S. Growth Fund
(Exact name of registrant as specified in charter)

111 Fifth Avenue, New York, New York		10003
(Address of principal executive offices)		(Zip code)

Mr. Hal Liebes Fred Alger Management, Inc. 360 Park Avenue South New York, New York 10010
(Name and address of agent for service)

Registrant’s telephone number, including area code:		212-806-8800

Date of fiscal year end:	October 31

Date of reporting period:	January 31, 2012

ITEM 1. Schedule of Investments.

ALGER CHINA-U.S. GROWTH FUND

Schedule of Investments‡ (Unaudited) January 31, 2012

	SHARES	VALUE
COMMON STOCKS—94.5%

BRAZIL—0.4%

DIVERSIFIED METALS & MINING—0.4%
Vale SA# (Cost $88,690)	8,850	$223,905

CANADA—0.6%

CONSTRUCTION & FARM MACHINERY & HEAVY TRUCKS—0.6%
Westport Innovations, Inc.* (Cost $99,648)	8,250	343,199

CAYMAN ISLANDS—3.1%

APPLICATION SOFTWARE—0.6%
Kingdee International Software Group Co., Ltd.	1,086,000	324,879

COMPUTER STORAGE & PERIPHERALS—0.5%
Seagate Technology PLC	12,150	256,851

INTERNET SOFTWARE & SERVICES—1.2%
Tencent Holdings Ltd.	27,550	673,896

SEMICONDUCTORS—0.8%
Spreadtrum Communications, Inc.#	29,900	462,553
TOTAL CAYMAN ISLANDS (Cost $1,439,972)		1,718,179

CHINA—19.0%

APPAREL RETAIL—0.8%
Belle International Holdings Ltd.	273,000	443,545

COAL & CONSUMABLE FUELS—0.4%
China Shenhua Energy Co.	55,000	241,836

COMMUNICATIONS EQUIPMENT—0.6%
ZTE Corp.	126,600	343,629

COMPUTER & ELECTRONICS RETAIL—0.4%
GOME Electrical Appliances Holdings Ltd.	890,000	213,455

CONSTRUCTION & ENGINEERING—0.6%
China Singyes Solar Technologies Holdings Ltd.	728,000	342,632

CONSTRUCTION & FARM MACHINERY & HEAVY TRUCKS—0.6%
Sany Heavy Equipment International Holdings Co., Ltd.	387,500	340,769

CONSTRUCTION MATERIALS—0.4%
China National Building Material Co., Ltd.	172,000	207,591

DIVERSIFIED BANKS—4.4%
Bank of China Ltd.	1,134,900	484,384
China Construction Bank Corp.	1,249,700	999,084
China Minsheng Banking Corp., Ltd.	264,000	245,098
Industrial & Commercial Bank of China	1,056,455	741,061
		2,469,627
DIVERSIFIED METALS & MINING—1.6%
Jiangxi Copper Co.	149,000	379,260
Tiangong International Co., Ltd.	2,509,000	507,930
		887,190

	SHARES	VALUE
COMMON STOCKS—(CONT.)

CHINA—(CONT.)

INDEPENDENT POWER PRODUCERS & ENERGY TRADERS—0.8%
GCL Poly Energy Holdings Ltd.	1,212,000	$417,271

INTEGRATED OIL & GAS—2.9%
China Petroleum & Chemical Corp.	368,000	445,572
PetroChina Co., Ltd.	750,000	1,094,742
		1,540,314
INTEGRATED TELECOMMUNICATION SERVICES—1.0%
China Telecom Corp., Ltd.	1,030,000	579,066

INTERNET SOFTWARE & SERVICES—0.6%
Baidu, Inc.#*	2,650	337,928

MARINE—0.5%
China Shipping Development Co., Ltd.	358,000	247,891

OIL & GAS EXPLORATION & PRODUCTION—1.7%
CNOOC Ltd.	453,000	927,583

SPECIALTY CHEMICALS—1.7%
Dongyue Group	1,084,000	904,353
TOTAL CHINA (Cost $8,894,522)		10,444,680

HONG KONG—18.8%

AGRICULTURAL PRODUCTS—0.6%
Global Bio-Chem Technology Group Co., Ltd.	1,356,000	304,238

COMMUNICATIONS EQUIPMENT—0.3%
Comba Telecom Systems Holdings Ltd.	212,000	148,436

CONSTRUCTION & ENGINEERING—0.6%
China State Construction International Holdings Ltd.	446,800	354,318

DISTRIBUTORS—0.3%
Li & Fung Ltd.	66,000	144,166

DIVERSIFIED BANKS—0.6%
BOC Hong Kong Holdings Ltd.	120,000	317,204

DIVERSIFIED CAPITAL MARKETS—0.9%
Digital China Holdings Ltd.	296,000	488,546

ELECTRIC UTILITIES—1.9%
Power Assets Holdings Ltd.	150,500	1,083,837

FOOD RETAIL—0.8%
China Resources Enterprise Ltd.	129,200	444,814

INDUSTRIAL CONGLOMERATES—1.2%
Hutchison Whampoa Ltd.	67,000	637,581

INTEGRATED TELECOMMUNICATION SERVICES—0.5%
China Unicom Hong Kong Ltd.	158,000	290,931

LIFE & HEALTH INSURANCE—2.0%
AIA Group Ltd.	333,000	1,114,258

PACKAGED FOODS & MEATS—0.7%
China Mengniu Dairy Co., Ltd.	137,000	363,908

	SHARES	VALUE
COMMON STOCKS—(CONT.)

HONG KONG—(CONT.)

RAILROADS—1.0%
MTR Corp.	163,921	$547,443

REAL ESTATE MANAGEMENT & DEVELOPMENT—3.1%
Cheung Kong Holdings Ltd.	51,000	685,239
Sun Hung Kai Properties Ltd.	52,000	722,144
Wharf Holdings Ltd.	51,000	290,996
		1,698,379
RETAIL REITS—1.3%
Link REIT, /The	192,000	701,873

SPECIALIZED FINANCE—1.3%
Hong Kong Exchanges and Clearing Ltd.	41,700	724,282

SPECIALTY STORES—0.3%
Chow Tai Fook Jewellery Group*	91,744	173,190

WIRELESS TELECOMMUNICATION SERVICES—1.4%
China Mobile Ltd.	73,000	746,449
TOTAL HONG KONG (Cost $9,684,515)		10,283,853

ITALY—1.8%

APPAREL RETAIL—1.0%
Prada SpA *	91,600	438,201
Tod’s SpA	1,450	130,112
		568,313
FOOTWEAR—0.8%
Salvatore Ferragamo Italia SpA*	26,100	438,018
TOTAL ITALY (Cost $1,064,646)		1,006,331

JAPAN—0.9%

APPAREL RETAIL—0.9%
Fast Retailing Co., Ltd. (Cost $346,255)	2,650	526,731

MONGOLIA—0.4%

DIVERSIFIED METALS & MINING—0.4%
Mongolian Mining Corp.* (Cost $359,095)	290,450	233,701

NETHERLANDS—1.3%

INTEGRATED OIL & GAS—1.3%
Royal Dutch Shell PLC# (Cost $732,132)	10,350	738,576

TAIWAN—7.5%

COMPUTER HARDWARE—0.4%
Foxconn Technology Co., Ltd.	52,000	203,818

COMPUTER STORAGE & PERIPHERALS—1.5%
Catcher Technology Co., Ltd.	135,700	843,683

DIVERSIFIED BANKS—0.5%
Chinatrust Financial Holding Co., Ltd.	429,000	276,868

	SHARES	VALUE
COMMON STOCKS—(CONT.)

TAIWAN—(CONT.)

ELECTRICAL COMPONENTS & EQUIPMENT—1.1%
Simplo Technology Co., Ltd.	87,794	$617,035

ELECTRONIC EQUIPMENT MANUFACTURERS—0.6%
TXC Corp.	234,599	319,457

ELECTRONIC MANUFACTURING SERVICES—1.0%
Hon Hai Precision Industry Co., Ltd.	169,000	544,203

FOOD RETAIL—0.8%
Taiwan FamilyMart Co., Ltd.	96,000	418,449

PACKAGED FOODS & MEATS—1.6%
Uni-President Enterprises Corp.	606,150	895,041
TOTAL TAIWAN (Cost $3,347,970)		4,118,554

UNITED STATES—40.7%

AEROSPACE & DEFENSE—0.8%
Spirit Aerosystems Holdings, Inc., Cl. A*	19,050	433,197

AIR FREIGHT & LOGISTICS—1.6%
United Parcel Service, Inc., Cl. B	11,550	873,758

ASSET MANAGEMENT & CUSTODY BANKS—1.7%
Blackstone Group LP	28,200	445,842
KKR & Co., LP	34,700	485,106
		930,948
CASINOS & GAMING—1.4%
Las Vegas Sands Corp.*	15,550	763,661

COAL & CONSUMABLE FUELS—1.0%
Peabody Energy Corp.	16,100	548,849

COMMUNICATIONS EQUIPMENT—4.1%
Acme Packet, Inc. *	10,550	308,377
Cisco Systems, Inc.	42,900	842,127
Corning, Inc.	15,300	196,911
QUALCOMM, Inc.	14,500	852,891
		2,200,306
COMPUTER HARDWARE—4.3%
Apple, Inc. *	4,950	2,259,576
Lenovo Group Ltd.	164,000	130,688
		2,390,264
COMPUTER STORAGE & PERIPHERALS—1.5%
NetApp, Inc. *	8,600	324,564
SanDisk Corp. *	11,250	516,150
		840,714
CONSTRUCTION & ENGINEERING—0.6%
Aecom Technology Corp.*	14,200	325,038

CONSTRUCTION & FARM MACHINERY & HEAVY TRUCKS—1.1%
Cummins, Inc.	2,750	286,000
Joy Global, Inc.	3,750	340,088
		626,088

	SHARES	VALUE
COMMON STOCKS—(CONT.)

UNITED STATES—(CONT.)

DATA PROCESSING & OUTSOURCED SERVICES—1.1%
Mastercard, Inc.	1,700	$604,469

DISTILLERS & VINTNERS—0.5%
Beam, Inc.	5,600	292,936

DIVERSIFIED METALS & MINING—2.4%
Cliffs Natural Resources, Inc.	4,850	350,413
Freeport-McMoRan Copper & Gold, Inc.	7,050	325,781
Molycorp, Inc. *	4,950	153,351
Walter Energy, Inc.	7,050	487,366
		1,316,911
FOOTWEAR—1.1%
NIKE, Inc., Cl. B	5,750	597,942

HOUSEHOLD PRODUCTS—1.3%
Procter & Gamble Co., /The	11,750	740,720

INDUSTRIAL MACHINERY—1.1%
SPX Corp.	8,400	584,892

INTEGRATED OIL & GAS—1.0%
Exxon Mobil Corp.	6,750	565,245

INTERNET RETAIL—0.9%
Amazon.com, Inc.*	2,550	495,822

IT CONSULTING & OTHER SERVICES—2.2%
International Business Machines Corp.	6,400	1,232,640

LEISURE PRODUCTS—0.3%
PVH Corp.	2,400	185,256

OIL & GAS EQUIPMENT & SERVICES—0.8%
Baker Hughes, Inc.	2,950	144,934
National Oilwell Varco, Inc.	3,900	288,522
		433,456
PHARMACEUTICALS—2.2%
Johnson & Johnson	12,000	790,920
Mylan, Inc. *	19,000	394,250
		1,185,170
REAL ESTATE SERVICES—0.3%
CBRE Group, Inc.*	8,500	164,050

RESTAURANTS—2.5%
McDonald’s Corp.	4,750	470,488
Starbucks Corp.	7,600	364,268
Yum! Brands, Inc.	8,150	516,139
		1,350,895
SEMICONDUCTORS—2.4%
Altera Corp.	7,750	308,373
Inphi Corp. *	38,450	564,061
Skyworks Solutions, Inc. *	19,200	414,336
		1,286,770
SOFT DRINKS—1.9%
Coca-Cola Co., /The	5,800	391,674

	SHARES	VALUE
COMMON STOCKS—(CONT.)

UNITED STATES—(CONT.)

PepsiCo, Inc.	10,250	$673,118
		1,064,792
SPECIALTY CHEMICALS—0.6%
Rockwood Holdings, Inc.*	6,650	335,825
TOTAL UNITED STATES (Cost $18,466,760)		22,370,614
TOTAL COMMON STOCKS (Cost $44,524,205)		52,008,323

CONVERTIBLE PREFERRED STOCK—1.1%

BRAZIL—1.1%

DIVERSIFIED METALS & MINING—1.1%
Vale Capital II, 6.75%, 6/15/2012 (Cost $448,597)	7,630	588,655

Total Investments (Cost $44,972,802)(a)	95.6%	52,596,978
Other Assets in Excess of Liabilities	4.4	2,439,621

NET ASSETS	100.0%	$55,036,599

‡	Securities classified as Level 1 for ASC 820 disclosure purposes based on valuation inputs unless otherwise noted.

*	Non-income producing security.
#	American Depository Receipts.
(a)

At January 31, 2012, the net unrealized appreciation on investments, based on cost for federal income tax purposes of $46,163,225, amounted to $6,433,753 which consisted of aggregate gross unrealized appreciation of $10,148,882 and aggregate gross unrealized depreciation of $3,715,129.

See Notes to Schedule of Investments.

ALGER CHINA-U.S. GROWTH FUND

NOTES TO SCHEDULE OF INVESTMENTS (Unaudited)

NOTE 1 — General:

The Alger China-U.S. Growth Fund (the “Fund”) is a diversified, open-end registered investment company organized as a business trust under the laws of the Commonwealth of Massachusetts. The Fund’s investment objective is long-term capital appreciation. It seeks to achieve its objective by investing in equity securities that are economically tied to China (including Hong Kong and Taiwan) or the United States.  The Fund offers Class A shares and Class C shares.  Class A shares are generally subject to an initial sales charge while Class C shares are generally subject to a deferred sales charge.  Each class has identical rights to assets and earnings except that each share class bears the cost of its plan of distribution and transfer agency and sub-transfer agency services.

NOTE 2 — Significant Accounting Policies:

Investment Valuation: The Fund values its financial instruments at fair value using independent dealers or pricing services under policies approved by the Board. Investments are valued on each day the New York Stock Exchange (the “NYSE”) is open, as of the close of the NYSE (normally 4:00 p.m. Eastern time).

Equity securities for which valuation information is readily available are valued at the last reported sales price or official closing price as reported by an independent pricing service on the primary market or exchange on which they are traded. In the absence of reported sales, such securities are valued at a price within the bid and ask price or, in the absence of a recent bid or ask price, the equivalent as obtained from one or more of the major market makers for the securities to be valued.

Securities for which market quotations are not readily available are valued at fair value, as determined in good faith pursuant to procedures established by the Board of Trustees.

Securities in which the Fund invests may be traded in foreign markets that close before the close of the NYSE. Developments that occur between the close of the foreign markets and the close of the NYSE may result in adjustments to the closing prices to reflect what the investment adviser, pursuant to policies established by the Board of Trustees, believes to be the fair value of these securities as of the close of the NYSE. The Fund may also fair value securities in other situations, for example, when a particular foreign market is closed but the Fund is open.

Financial Accounting Standards Board Accounting Standards Codification 820 — Fair Value Measurements and Disclosures (“ASC 820”) defines fair value as the price that the Fund would receive upon selling an investment in a timely transaction to an independent buyer in the principal or most advantageous market of the investment. ASC 820 established a three-tier hierarchy to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Inputs refer broadly to the assumptions that market participants would use in pricing the asset or liability and may be observable or unobservable. Observable inputs are based on market data obtained from sources independent of the Fund. Unobservable inputs are inputs that reflect the Fund’s own assumptions based on the best information available in the circumstances. The three-tier hierarchy of inputs is summarized in the three broad Levels listed below.

ALGER CHINA-U.S. GROWTH FUND

NOTES TO SCHEDULE OF INVESTMENTS (Continued) (Unaudited)

•                  Level 1 — quoted prices in active markets for identical investments

•                  Level 2 — significant other observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•                  Level 3 — significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The Fund’s valuation techniques are consistent with the market approach whereby prices and other relevant information generated by market transactions involving identical or comparable assets are used to measure fair value.  Inputs for Level 1 include exchange listed prices and broker quotes in an active market.  Inputs for Level 2 include the last trade price in the case of a halted security, a broker quote in an inactive market, an exchange listed price which has been adjusted for fair value factors, and prices of closely related securities.  Additional Level 2 inputs include an evaluated price which is based upon a compilation of observable market information such as spreads for fixed income and preferred securities.  Inputs for Level 3 include derived prices from unobservable market information which can include cash flows and other information obtained from a company’s financial statements, or from market indicators such as benchmarks and indices.

NOTE 3 — Fair Value Measurements:

The major categories of securities and their respective fair value inputs are detailed in each Fund’s Schedule of Investments.  The following is a summary of the inputs used as of January 31, 2012 in valuing the Fund’s investments carried at fair value.

Alger China-U.S. Growth Fund	TOTAL FUND	LEVEL 1	LEVEL 2	LEVEL 3
COMMON STOCKS
Consumer Discretionary	$5,900,994	$5,900,994	—	—
Consumer Staples	4,524,898	4,524,898	—	—
Energy	4,995,859	4,995,859	—	—
Financials	8,886,035	8,886,035	—	—
Health Care	1,185,170	1,185,170	—	—
Industrials	6,273,841	6,273,841	—	—
Information Technology	13,014,496	13,014,496	—	—
Materials	4,109,476	4,109,476	—	—
Telecommunication Services	1,616,446	1,616,446	—	—
Utilities	1,501,108	1,501,108	—	—
TOTAL COMMON STOCKS	$52,008,323	$52,008,323	—	—

CONVERTIBLE PREFERRED STOCK
Materials	$588,655	$588,655	—	—
TOTAL INVESTMENTS IN SECURITIES	$52,596,978	$52,596,978	—	—

For the three months ended January 31, 2012, the Fund transferred securities totaling $22,588,080 from Level 2 to Level 1, utilizing exchange listed prices rather than fair value adjusted prices.

ALGER CHINA-U.S. GROWTH FUND

NOTES TO SCHEDULE OF INVESTMENTS (Continued) (Unaudited)

NOTE 4 — Derivatives:

Financial Accounting Standards Board Accounting Standards Codification 815 — Derivatives and Hedging (“ASC 815”) requires qualitative disclosures about objectives and strategies for using derivatives, quantitative disclosures about fair value amounts of and gains and losses on derivative instruments, and disclosures about credit-risk-related contingent features in derivative agreements.

Forward currency contracts—In connection with portfolio purchases and sales of securities denominated in foreign currencies, the Fund may enter into forward currency contracts. Additionally, the Fund may enter into such contracts to economically hedge certain other foreign currency denominated investments. These contracts are valued at the current cost of covering or offsetting such contracts, and the related realized and unrealized foreign exchange gains and losses are included in the statement of operations. In the event that counterparties fail to settle these currency contracts or the related foreign security trades, the Fund could be exposed to foreign currency fluctuations.

Options—The Fund seeks to capture the majority of the returns associated with equity market investments. To meet this investment goal, the Fund invests in a broadly diversified portfolio of common stocks, while also buying and selling call and put options on equities and equity indices.  The Fund purchases call options to increase its exposure to stock market risk and also provide diversification of risk.  The Fund purchases put options in order to protect from significant market declines that may occur over a short period of time.  The Fund can write covered call and cash secured put options to generate cash flows while reducing the volatility of the Fund’s portfolio.  The cash flows may be an important source of the Fund’s return, although written call options may reduce the Fund’s ability to profit from increases in the value of the underlying security or equity portfolio.  The value of a call option generally increases as the price of the underlying stock increases and decreases as the stock decreases in price.  Conversely, the value of a put option generally increases as the price of the underlying stock decreases and decreases as the stock increases in price. The combination of the diversified stock portfolio and the purchase and sale of options is intended to provide the Fund with the majority of the returns associated with equity market investments but with reduced volatility and returns that are augmented with the cash flows from the sale of options.

There were no derivative transactions for the three months ended January 31, 2012.

ITEM 2.  Controls and Procedures.

(a) Based on their evaluation of Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended) as of a date within 90 days of the filing of this document, Registrant’s principal executive officer and principal financial officer found Registrant’s disclosure controls and procedures to provide reasonable assurances that information required to be disclosed by Registrant in the reports it files under the Securities Exchange Act of 1934 (a) is accumulated and communicated to Registrant’s management, including its principal executive officer and principal financial officer, as appropriate to allow timely decisions regarding required disclosure, and (b) is recorded, processed, summarized and reported within the time periods specified in the rules and forms adopted by the U.S. Securities and Exchange Commission.

(b) No changes in the registrant’s internal control over financial reporting occurred during the registrant’s last fiscal quarter that materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

ITEM 3. Exhibits.

Certifications of principal executive officer and principal financial officer as required by Rule 30a-2(a) under the Investment Company Act of 1940 are attached as Exhibit 99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Alger China-U.S. Growth Fund

By	/s/Daniel C. Chung

Daniel C. Chung

President

Date: March 8, 2012

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By	/s/Daniel C. Chung

Daniel C. Chung

President

Date: March 8, 2012

By	/s/ Michael D. Martins

Michael D. Martins

Treasurer

Date: March 8, 2012